Critical Accounting Judgements and Key Sources of Estimation Uncertainty (Details)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)
Critical Accounting Judgements and Key Sources of Estimation Uncertainty [Abstract]
Plant and equipment carrying amount	RM 3,765,783	$ 798,309	RM 3,198,123	$ 696,865